Risk management (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risk management [Abstract]
Tier 1 capital	$ 1,048,304	$ 1,054,719
Risk weighted assets	$ 5,601,518	$ 6,350,544
Tier 1 capital ratio	18.71%	16.61%